Significant Accounting Policies - Fair Value Measurements on Recurring Basis (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Fair Value, Inputs, Level 1 [Member]
Assets:
Deferred compensation plan asset	$ 2,295	[1]
Liabilities:
Deferred compensation plan liability	35,150	[2]
Fair Value, Inputs, Level 2 [Member]
Assets:
Deferred compensation plan asset	21,367	[1]
Fair Value Measurements (Textual) [Abstract]
Cost basis of the investment funds	24,585
Estimate of Fair Value Measurement [Member]
Assets:
Deferred compensation plan asset	23,662	[1]
Liabilities:
Deferred compensation plan liability	$ 35,150	[2]

[1]	The deferred compensation plan asset consists of the investment funds maintained for the future payments under the Company’s executive deferred compensation plan, which is structured as a rabbi trust. The investments are marketable securities accounted for under the Debt and Equity Securities Topic of the ASC. The level 1 investments are valued using quoted market prices multiplied by the number of shares. The level 2 investments are valued based on vendor or broker models. The cost basis of the investment funds is $24,585.
[2]	The deferred compensation plan liability represents the value of the Company’s liability under its deferred compensation plan based on quoted market prices in active markets for identical assets.